September 18, 1997


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549


Attention:  Division of Investment Management

               Re: MuniHoldings New York Insured Fund, Inc. Pre-Effective Amendment No. 1 to Registration Statement on Form N-2 (Securities Act File No. 333-26899 Investment Company Act No. 811-08217)
                    ----------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniHoldings New York Insured Fund, Inc. (the "Fund") hereby certifies that:

     (1) the form of Prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2; and

     (2)  the text of Pre-Effective Amendment No. 1 to the Fund's
          Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on September 16, 1997.


                         Very truly yours,

                         MUNIHOLDINGS NEW YORK INSURED FUND, INC.


                         By:  /s/ Alice A. Pellegrino
                              ------------------------
                              Alice A. Pellegrino